Related parties - Additional Information (Details) - COP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions between related parties
Remuneration fees to board of directors	$ 4,000,000	$ 6,000,000
Payment of key management personnel compensation	$ 33,000,000	$ 23,000,000
Ownership interest held by government	88.49%
National Hydrocarbons Agency (ANH)
Transactions between related parties
Purchases Of Crude	$ 31,320